Share-based Compensation - RCUs movement (Details) - RCUs $ in Thousands													12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments	Jun. 30, 2022 EquityInstruments	Apr. 01, 2022 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Sep. 14, 2021 EquityInstruments	Apr. 06, 2021 EquityInstruments	Apr. 01, 2021 EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Sep. 25, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 03, 2020 EquityInstruments	Apr. 01, 2020 EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments													203,912	89,978
Granted during the period | EquityInstruments			113,793		21,663		98,255					233,688	113,793	119,918
Vested during the period | EquityInstruments		(50,982)	(19,638)			(5,984)			(182,850)	(11,776)	(25,551)		(70,620)	(5,984)
Outstanding at end of the year | EquityInstruments	247,085			203,912				89,978					247,085	203,912
Weighted average contractual life
Weighted average contractual life	1 year 5 months 26 days			1 year 10 months 9 days				2 years 14 days
Aggregate fair value
Outstanding at the beginning of the period | $													$ 674	$ 446
Granted during the period | $													660	368
Vested during the period | $													(317)	(140)
Outstanding at the end of the period | $	$ 1,017			$ 674				$ 446					$ 1,017	$ 674